Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 161,265	$ 64,057
Term deposit	5,000	10,000
Restricted cash	679	0
Held-to-maturity securities-current	13,208	12,122
Available-for-sale investment	1,302	0
Accounts receivable, net of allowance for doubtful accounts of $1,018 and $1,956 as of December 31, 2009 and 2010, respectively	85,437	60,524
Prepaid expenses and other current assets	4,860	6,026
Deferred income tax assets-current	2,441	1,473
Total current assets	274,192	154,202
Rental deposits and prepaid rentals	2,393	1,658
Property and equipment, net	20,344	15,000
Acquired intangible assets, net	6,836	7,739
Goodwill	28,072	24,783
Long-term investment	193	930
Held-to-maturity securities, non-current	1,558	0
Prepaid land use right	18,009	879
Deferred income tax assets, non-current	42	0
Total assets	351,639	205,191
Current liabilities:
Short-term bank loan	3,020	0
Accounts payable	823	702
Accrued expenses and other payables	36,377	24,200
Income tax payable	7,720	4,863
Deferred income-current	462	260
Deferred revenue-current	1,276	2,634
Total current liabilities	49,678	32,659
Deferred income tax liabilities-non current	1,220	1,328
Deferred income-non-current	1,305	1,778
Deferred revenue-non-current	0	97
Long -term payable for business acquisition - non current	3,269	6,767
Total liabilities	55,472	42,629
Commitments and contingencies (Notes 24 and 25)
Equity:
Ordinary shares ($0.001 par value, 70,000,000 shares authorized; 39,888,092 and 44,556,910 shares issued and outstanding as of December 31, 2009 and 2010, respectively)	45	40
Additional paid-in capital	208,431	111,680
Shares issuable in connection with business acquisitions	3,594	520
Accumulated other comprehensive income	8,836	4,924
Statutory reserves	3,478	2,307
Retained earnings	71,783	43,091
Total equity	296,167	162,562
Total liabilities and equity	$ 351,639	$ 205,191